Global Real Estate Portfolio
Global Real Estate Portfolio

Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

Global Real Estate Portfolio
(the "Fund")

The maximum expense ratio of each share Class and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Real Estate Portfolio		Class I	Class A	Class L	Class C	Class IS
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.22%	0.25%	0.33%	0.84%	0.12%
Total Annual Fund Operating Expenses	[2]	1.02%	1.30%	1.88%	2.64%	0.92%
Fee Waiver and/or Expense Reimbursement	[2]	0.02%	none	0.03%	0.54%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.30%	1.85%	2.10%	0.92%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - Global Real Estate Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	102	323	561	1,246
Class A	650	915	1,200	2,010
Class L	188	588	1,013	2,199
Class C	313	769	1,352	2,934
Class IS	94	293	509	1,131

If You HELD Your Shares
Expense Example No Redemption - Global Real Estate Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	102	323	561	1,246
Class A	650	915	1,200	2,010
Class L	188	588	1,013	2,199
Class C	213	769	1,352	2,934
Class IS	94	293	509	1,131

Please retain this supplement for future reference.